Cash and cash equivalents and investment securities - Additional Information (Detail) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Restricted cash	$ 77	$ 78
Amounts deposited on a blocked account	76
Current debt securities	102	92
Debt securities [member]
Disclosure of detailed information about borrowings [line items]
Current debt securities	102	$ 92
Share Holder [member]
Disclosure of detailed information about borrowings [line items]
Cash acquired in business combination	$ 1